Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2024
Long-Term Debt
Schedule of Long-Term Debt Instruments
At December 31, 2023 and 2022, long-term debt consisted of the following (in thousands):

	December 31,
	2023	2022
2021 Credit Facility	$28,594	$25,684
Credit Agreement	3,000	—
Economic Injury Disaster Loan	150	150
Total long-term debt	31,744	25,834
Less: deferred financing costs	(1,688)	(2,115)
Total long-term debt, net of deferred financing costs	30,056	23,719
Less: current portion	(1,478)	(655)
Total long-term debt, net of current portion	$28,578	$23,064
At September 30, 2024 and December 31, 2023, long-term debt consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
2021 Credit Facility	$28,221	$28,594
Credit Agreement	9,700	3,000
Economic Injury Disaster Loan	150	150
Total debt	38,071	31,744
Less: deferred financing costs	(1,254)	(1,688)
Total debt, net of deferred financing costs	36,817	30,056
Less: current portion	(36,667)	(1,478)
Total long-term debt, net of current portion	$150	$28,578

Schedule of Future Minimum Payments Related to Long-term Debt
As of December 31, 2023, future minimum payments related to long-term debt are as follows (in thousands):

2024	$1,478
2025	4,460
2026	25,660
2027	3
2028	3
Thereafter	140
Total	31,744
Less current portion	(1,478)
Less deferred financing costs	(1,688)
Long-term debt, net	$28,578
As of September 30, 2024, future minimum payments related to long-term debt are as follows (in thousands):

Remaining 2024	$1,109
2025	11,160
2026	25,656
2027	3
2028	3
Thereafter	140
Total	38,071
Less current portion	(36,667)
Less deferred financing costs	(1,254)
Long-term debt, net	$150

East West Bank
Long-Term Debt
Schedule of components of interest expense and related fees for the lines of credit
The components of interest expense and related fees for the Credit Agreement and 2020 Revolving Credit Facility is as follows (in thousands):

	December 31,
	2023	2022
Interest Expense:
Credit Agreement	$102	$—
2020 Revolving Credit Facility	—	23
Amortization of deferred financing costs:
Credit Agreement	62	—
2020 Revolving Credit Facility	—	101
Total interest expense and amortization of deferred financing costs	$164	$124

Schedule of financial covenants

As of	Minimum TTM(1) EBITDA ($ in millions)	Minimum Liquid Assets ($ in millions)	Maximum Total Funded Debt to EBITDA Leverage Ratio	Minimum Fixed Charge Coverage Ratio	Revolving Credit Availability (as of each month end)
June 30, 2024	n/a	$1.0	n/a	n/a	n/a
September 30, 2024	$5.0	$1.5	n/a	n/a	n/a
December 31, 2024	$3.5	$1.5	n/a	n/a	1.0 to 1.0(2)
March 31, 2025	$5.5	$2.0	n/a	n/a	1.5 to 1.0(3)
June 30, 2025	$7.5	$2.0	n/a	1.25 to 1.00	2.0 to 1.0(4)

Lafayette Square
Long-Term Debt
Schedule of components of interest expense and related fees for the lines of credit
The components of interest expense and related fees for the 2021 Credit Facility are as follows (in thousands):

	Year Ended Ended December 31,
	2023	2022
Interest expense – Lafayette Square	$3,655	$2,498
Amortization of deferred financing costs – Lafayette Square	552	497
Total interest expense and amortization of deferred financing costs	$4,207	$2,995

Schedule of financial covenants

As of	Minimum TTM* EBITDA ($ in millions)	Minimum Liquidity ($ in millions)	Maximum Consolidated Total Leverage Ratio	Minimum Fixed Charge Coverage Ratio
June 30, 2024	n/a	n/a	n/a	n/a
September 30, 2024	$5.0	$1.5	n/a	n/a
December 31, 2024	$3.5	$1.5	n/a	n/a
March 31, 2025	$5.5	$2.0	n/a	n/a
June 30, 2025	$7.5	$2.0	n/a	1.50 to 1.00
September 30, 2025	n/a	$2.0	4.25 to 1.0	1.50 to 1.00
December 31, 2025	n/a	$2.0	4.00 to 1.0	1.50 to 1.00
March 31, 2026	n/a	$2.0	3.75 to 1.0	1.50 to 1.00
June 30, 2026	n/a	$2.0	3.50 to 1.0	1.50 to 1.00
September 30, 2026	n/a	$2.0	3.25 to 1.0	1.50 to 1.00
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*TTM = Trailing Twelve Months